Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2025
Financial Risk Management [Abstract]
Schedule of Current Credit Risk Grading Framework

The Company’s current credit risk grading framework comprises the following categories:

Category	Definition of category	Basis for recognising expected credit loss (ECL)
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL

II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL – not credit impaired

III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL – credit- impaired

IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written off

Schedule of Company’s Financial Assets

The table below details the credit quality of the Company’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount	Net carrying amount
			RM	RM	RM	USD
June 30, 2025
Trade receivables	II Note 1	Lifetime ECL (Simplified)	6,274,545	(141,849)	6,132,696	1,457,251
Other receivables	I Note 2	12-month ECL	196,471	-	196,471	46,685
Cash and bank balances	I Note 3	12-month ECL	23,723,687	-	23,723,687	5,637,222
	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount	Net carrying amount
			RM	RM	RM	USD
June 30, 2024
Trade receivables	II Note 1	Lifetime ECL (Simplified)	7,119,565	(243,021)	6,876,544	1,634,004
Other receivables	I Note 2	12-month ECL	189,823	-	189,823	45,106
Cash and bank balances	I Note 3	12-month ECL	3,823,689	-	3,823,689	908,585

Schedule of Trade Receivables	Accordingly, the credit risk profile of trade receivables is presented based on their past due status in terms of the provision matrix.
	Trade receivables	ECL	Trade receivables, net	Trade receivables, net
	RM	RM	RM	USD
June 30, 2025
Not past due	4,944,289	(119,697)	4,824,592	1,146,420
< 30 days	987,992	(17,482)	970,510	230,612
31 days to 60 days	336,636	(4,393)	332,243	78,948
61 days to 90 days	5,628	(277)	5,351	1,271
	6,274,545	(141,849)	6,132,696	1,457,251

	Trade receivables	ECL	Trade receivables, net	Trade receivables, net
	RM	RM	RM	USD
June 30, 2024
Not past due	5,806,342	(206,183)	5,600,159	1,330,710
< 30 days	1,039,791	(26,259)	1,013,532	240,835
31 days to 60 days	271,389	(10,497)	260,892	61,993
61 days to 90 days	1,344	(54)	1,290	307
91 days to 120 days	699	(28)	671	159
	7,119,565	(243,021)	6,876,544	1,634,004

Schedule of Company’s Revenue

The following table sets forth a summary of single customers who represent 5% or more of the Company’s revenue:

	June 30, 2023	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	RM	USD
Customer A	13,716,413	10,763,769	10,883,671	2,586,178
Customer B	7,823,338	3,274,015	5,180,589	1,231,012
Customer C	5,804,590	3,236,703	2,044,171	485,736
Customer D	3,413,844	N/A	N/A	N/A
	30,758,185	17,274,487	18,108,431	4,302,926

Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities

The following table details the remaining contractual maturity for non-derivative financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay. The table includes both interest and principal cash flows.

	On demand or within 1 year	Within 2 to 5 years	Total
	RM	RM	RM
June 30, 2025
Trade and other payables	8,086,186	-	8,086,186
Lease liabilities	953,807	809,200	1,763,007
Total	9,039,993	809,200	9,849,193

June 30, 2024
Trade and other payables	12,164,409	1,737,100	13,901,509
Lease liabilities	1,334,650	1,153,787	2,488,437
Total	13,499,059	2,890,887	16,389,946

Schedule of Company’s Exposure to Foreign Currency Risk

At the end of each reporting period, the Company’s exposure to foreign currency risk is as follows:

	June 30, 2024		June 30, 2025
	USD	EUR	USD	EUR
	RM	RM	RM	RM
Financial assets
Trade and other receivables	12,931,625	1,645,651	8,797,060	1,289,412
Cash and bank balances	2,307,804	518,391	22,387,986	505,794

Financial liabilities
Trade and other payables	(12,295,728)	(255,478)	(5,805,035)	(523,228)

Net exposure	2,943,701	1,908,564	25,380,011	1,271,978

Schedule of Foreign Currencies Denominated Balances

Strengthening of Malaysian Ringgit against the foreign currencies denominated balances as at the reporting date would increase/(decrease) profit or loss by the amounts shown below. The analysis assumes that all other variables remain constant.

	Profit or loss (after tax)
	June 30, 2024	June 30, 2025
	RM	RM
USD strengthening 4% (Jun 2024: 1%)	29,437	1,015,200
EUR strengthening 4% (Jun 2024: 1%)	19,086	50,879